Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Software	3 years
Computer and office equipment	5 years
Furniture and fixtures	7 years